Losses and Loss Expenses - Prior Year Development - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (289,889)	$ (315,894)	$ (284,867)
Reinsurance Segment [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(187,850)	(175,828)	(208,351)
Reinsurance Segment [Member] | Property and other short-tail lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(136,912)	(107,613)	(64,267)
Reinsurance Segment [Member] | Property and other short-tail lines | Major catastrophe
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(31,500)
Reinsurance Segment [Member] | Property catastrophe lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(60,000)	(16,500)	(37,300)
Reinsurance Segment [Member] | Property catastrophe lines | Release on attritional losses
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(28,600)
Reinsurance Segment [Member] | Property other lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(57,300)	(49,000)	(40,500)
Reinsurance Segment [Member] | Property other lines | Release on attritional losses
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(29,400)
Reinsurance Segment [Member] | Property other lines | Major catastrophe
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(27,900)
Reinsurance Segment [Member] | Property other lines | 2010 Accident Year | Major catastrophe
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(15,000)
Reinsurance Segment [Member] | Property other lines | 2008 Accident Year | Major catastrophe
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(4,500)
Reinsurance Segment [Member] | Marine and aviation lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(19,600)	(42,200)	13,500
Reinsurance Segment [Member] | Casualty and other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(50,938)	(68,215)	(144,084)
Reinsurance Segment [Member] | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(72,200)	(60,300)	(109,400)
Reinsurance Segment [Member] | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development		(7,900)
Reinsurance Segment [Member] | Other | Structured Indemnity
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development		(8,400)
Reinsurance Segment [Member] | Other | 2008 Accident Year | Whole account treaties written on Lloyds' Syndicates
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development			(34,700)
Reinsurance Segment [Member] | North America | Casualty | 2004-2006 Accident Years
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(58,100)
Reinsurance Segment [Member] | Europe | Casualty | 2005-2007 Accident Years
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(14,400)
Reinsurance Segment [Member] | Europe | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ 21,300